Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) [Line Items]
Corporate income tax rate	25.00%
R&D expense approved by local tax authority deducted from tax income	200.00%
Value added tax, description	The applicable VAT rate is 13% for products sold in the PRC.
Tax payables (in Dollars)	$ 2.1	$ 2.6
Beijing REIT [Member]
Taxes (Details) [Line Items]
Favorable income tax rate	15.00%